Accounts payable and accrued liabilities - (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued liabilities [Abstract]
Trade payables	$ 3,773	$ 2,863
Other accrued liabilities	2,149	1,755
Employee accruals	2,037	1,173
Trade and other current payables	$ 7,959	$ 5,791